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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

        Report for the calendar Year of Quarter Ended: December 31, 2007

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       INSTITUTIONAL INVESTMENT MANAGER FILING MANAGER FILING THIS REPORT:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                                Name:   Mark Saussy
                                Title:  Managing Director
                                Phone:  229-226-8839

                      SIGNATURE, PLACE, AND DATE OF SIGNING

          /s/ Mark C. Saussy      Thomasville, GA       14-FEB-2008
          ------------------      ----------------      -----------
             [Signature]           [City, State]           [Date]

                          Report Type (Check only one):

[ ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

                  Form 13F File Number               Name
                  --------------------               ----
                  28-01880                  Anchor Capital Advisors, LLC
                  28-05455                  Grisanti Brown & Partners, LLC
                  28-2013                   Harris Associates, LP
                  28-41980                  Select Equity Group, Inc.
                  28-3459                   Smith Asset Management Group, LP

                                            Report Summary:

                  Number of Other Included Managers:              NONE
                                                              -------------
                  Form 13F Information Table Entry Total:          70
                                                              -------------
                  Form 13F Information Table Value Total:       $114,751.59
                                                              -------------
                                                                (thousands)

                        List of Other Included Managers:

    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

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

                                                                                                                        SOLE
                                                                        VALUE        SHRS OR           INVESTMENT      VOTING
    NAME OF ISSUER               TITLE OF CLASS          CUSIP        (x1,000)       PRN AMT  SH/PRN   DISCRETION    AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                  COM              002824 10 0        538.48        9,590 SH           SOLE          9,590
Agl Resources, Inc.                  COM              001204 10 6        508.14       13,500 SH           SOLE         13,500
American Express                     COM              025816 10 9        650.25       12,500 SH           SOLE         12,500
American Intl Group Inc              COM              026874 10 7        203.47        3,490 SH           SOLE          3,490
Berkshire Hathaway Cl A              CL A             084670 10 8     16,142.40          114 SH           SOLE            114
Berkshire Hathaway Inc Del Cl B      CL B             084670 20 7     13,478.66        2,846 SH           SOLE          2,846
Bristol Myers Squibb Co              COM              110122 10 8        342.59       12,918 SH           SOLE         12,918
Brown & Brown Inc                    COM              115236 10 1      1,162.08       49,450 SH           SOLE         49,450
C H Robinson Worldwide Inc           COM NEW          12541W 20 9        928.16       17,150 SH           SOLE         17,150
Cb Richard Ellis Group Inc A         CL A             12497T 10 1      1,530.59       71,025 SH           SOLE         71,025
Cemex S A B Sponsored Part Cer       SPON ADR 5 ORD   151290 88 9      3,824.38      147,945 SH           SOLE        147,945
Chevron Corp                         COM              166764 10 0      1,039.14       11,134 SH           SOLE         11,134
Coca Cola Com                        COM              191216 10 0      7,203.30      117,375 SH           SOLE        117,375
Conagra Incorporated                 COM              205887 10 2        505.94       21,267 SH           SOLE         21,267
Cooper Inds Ltd Cl A                 CL A             G24182 10 0      1,543.04       29,180 SH           SOLE         29,180
Darden Restaurants Inc               COM              237194 10 5        276.88        9,992 SH           SOLE          9,992
Dell Inc Com                         COM              24702R 10 1      7,634.42      311,482 SH           SOLE        311,482
Disney (walt) Holding Co             COM DISNEY       254687 10 6      2,214.89       68,615 SH           SOLE         68,615
Exxon Mobil Corp                     COM              30231G 10 2      3,704.22       39,537 SH           SOLE         39,537
Fairfax Financial Holdings           Sub Vtg          303901 10 2      1,010.04        3,530 SH           SOLE          3,530
Fastenal Co                          COM              311900 10 4        495.55       12,260 SH           SOLE         12,260
Flowers Foods                        COM              343498 10 1      7,416.74      104,824 SH           SOLE        104,824
Franklin Electric Co                 COM              353514 10 2        632.99       16,540 SH           SOLE         16,540
General Electric                     COM              369604 10 3      2,592.49       69,935 SH           SOLE         69,935
Global Sources Ltd                   COM              G39300 10 1        294.93       10,451 SH           SOLE         10,451
Graco Inc Com                        COM              384109 10 4        358.81        9,630 SH           SOLE          9,630
Greenlight Capital Re Ltd            CLASS A          G4095J 10 9      1,422.87       68,440 SH           SOLE         68,440
Idex Corp                            COM              45167R 10 4      1,002.43       27,745 SH           SOLE         27,745
Idexx Labs Corp                      COM              45168D 10 4        650.79       11,100 SH           SOLE         11,100
Ishares S&p 100 Global               S&P GLB100INDX   464287 57 2      2,778.65       34,317 SH           SOLE         34,317
Ishares S&p 100 Index                S&P 100 IDX FD   464287 10 1      1,468.60       21,346 SH           SOLE         21,346
Ishares S&p 500 Value                S&P 500 Value    464287 40 8        501.69        6,570 SH           SOLE          6,570
Johnson & Johnson                    COM              478160 10 4      2,155.54       32,317 SH           SOLE         32,317
Kbw Inc                              COM              482423 10 0        213.42        8,340 SH           SOLE          8,340
Kirby Corp                           COM              497266 10 6      1,099.95       23,665 SH           SOLE         23,665
Laboratory Corp Amer Hldgs Com New   COM NEW          50540R 40 9        384.45        5,090 SH           SOLE          5,090
Level 3 Communications Inc Com       COM              52729N 10 0      1,789.27      588,577 SH           SOLE        588,577
Martin Marietta Matls Inc            COM              573284 10 6      1,373.74       10,360 SH           SOLE         10,360
Medtronic Inc                        COM              585055 10 6        385.42        7,667 SH           SOLE          7,667
Merck & Co                           COM              589331 10 7        506.08        8,709 SH           SOLE          8,709
Meredith Corp                        COM              589433 10 1        819.75       14,910 SH           SOLE         14,910
Microsoft Corp                       COM              594918 10 4      1,708.59       47,994 SH           SOLE         47,994
Millipore Corp                       COM              601073 10 9      1,685.34       23,030 SH           SOLE         23,030
Mohawk Inds Inc                      COM              608190 10 4      1,441.13       19,370 SH           SOLE         19,370
Monsanto Co New Com                  COM              61166W 10 1        971.70        8,700 SH           SOLE          8,700
O Reilly Automotive Inc Com          COM              686091 10 9      1,071.49       33,040 SH           SOLE         33,040
Patterson Cos Inc                    COM              703395 10 3        575.45       16,950 SH           SOLE         16,950
Pepsico Inc                          COM              713448 10 8        450.39        5,934 SH           SOLE          5,934
Pfizer Inc                           COM              717081 10 3        348.91       15,350 SH           SOLE         15,350
Pharmaceutical Holdrs Trust          Depositry Rcpt   71712A 20 6        966.12       12,200 SH           SOLE         12,200
Polo Ralph Lauren Corp Cl A          CL A             731572 10 3      1,284.61       20,790 SH           SOLE         20,790
Procter & Gamble Co                  COM              742718 10 9      3,091.79       42,111 SH           SOLE         42,111
Rite Aid Corporation                 COM              767754 10 4         27.90       10,000 SH           SOLE         10,000
Roper Inds Inc New                   COM              776696 10 6        524.40        8,385 SH           SOLE          8,385
Ruby Tuesday, Inc.                   COM              781182 10 0        623.53       63,952 SH           SOLE         63,952
Schering Plough Corp                 COM              806605 10 1        264.14        9,915 SH           SOLE          9,915
Schlumberger Ltd                     COM              806857 10 8        235.10        2,390 SH           SOLE          2,390
State Street Corp                    COM              857477 10 3        519.68        6,400 SH           SOLE          6,400
Suncor Energy, Inc.                  COM              867229 10 6        290.85        2,675 SH           SOLE          2,675
Suntrust Banks                       COM              867914 10 3        394.31        6,310 SH           SOLE          6,310
Synovus Financial Corp               COM              87161C 10 5        418.80       39,771 SH           SOLE         39,771
Techne Corp                          COM              878377 10 0        250.33        3,790 SH           SOLE          3,790
Thermo Fisher Scientific             COM              883556 10 2      1,118.42       19,390 SH           SOLE         19,390
Tiffany & Co                         COM              886547 10 8        443.96        9,645 SH           SOLE          9,645
Total Systems Services, Inc.         COM              891906 10 9      1,073.58       38,342 SH           SOLE         38,342
Triad Guaranty Inc                   COM              895925 10 5        386.72       39,461 SH           SOLE         39,461
Umpqua Holdings Corp                 COM              904214 10 3        346.53       22,590 SH           SOLE         22,590
Vca Antech Inc                       COM              918194 10 1        699.06       15,805 SH           SOLE         15,805
Weight Watchers Intl Inc             COM              948626 10 6        259.79        5,750 SH           SOLE          5,750
Xerox Corp.                          COM              984121 10 3        493.80       30,500 SH           SOLE         30,500

                                                         ------------------
                        # of holdings reported        70        114,751.59
                                                         ==================

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